INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Investments Abstract
SCHEDULE OF INVESTMENTS

Balance at December 31, 2020	$-
Investments	623,706
Change in fair value	(332,640)
Balance at December 31, 2021	$291,066

Fair value of investments is comprised of:

Public company shares	$142,857
Public company warrants	21,429
Private company shares	126,780
Balance at December 31, 2021	$291,066

SCHEDULE OF WEIGHTED AVERAGE ASSUMPTION FOR FAIR VALUES WARRANTS

The fair values of these warrants were estimated using the Black-Scholes option pricing model with the following weighted average assumptions:

	December 31, 2021	March 10, 2021
Risk free interest rate	0.91%	0.28%
Expected volatility	124.09%	150.88%
Expected life	2 years	2 years
Expected dividend yield	0%	0%